CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2024	Sep. 30, 2023
STOCKHOLDERS' DEFICIT
Ordinary Stock, Par Value	$ 0.0001	$ 0.0001
Ordinary Stock Shares, Authorized	250,000,000	250,000,000
Ordinary Stock Shares, Issued	111,785,005	110,545,005
Ordinary Stock Shares, Outstanding	111,785,005	110,545,005